Intangible assets and goodwill (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Intangible Assets And Goodwill [Line Items]
Goodwill derecognised without having previously been included in disposal group classified as held for sale	$ 7,370